Activities of the Company and significant events	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about service concession arrangements [abstract]
Activities of the Company and significant events
1.
Activities of the Company and significant events

Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and subsidiaries (the “Company” or “GAP”) was incorporated in May 1998 as a state-owned entity to manage, operate and develop 12 airport facilities, mainly in Mexico’s Pacific region. The airports are located in the following cities: Guadalajara, Puerto Vallarta, Tijuana, San José del Cabo, Guanajuato (Bajío), Hermosillo, Mexicali, Los Mochis, La Paz, Manzanillo, Morelia and Aguascalientes. Moreover, the Company operates, maintains and utilizes two airports in Jamaica, starting in April 2015, the Sangster International Airport in Montego Bay, Jamaica by the subsidiary MBJ Airports Limited (MBJA), on October 2019 the Norman Manley International Airport (NMIA) by the subsidiary PAC Kingston Airport Limited (PACKAL) and since July 2024, we are in control of the company Guadalajara World Trade Center, S.A. de C.V. (“GWTC”) which its main activity is related with the operation of Bonded Warehouses in Guadalajara Airport. Additionally, in October 2025, the company Otayconnect S. de R.L de C.V., dedicated to providing administrative services, was acquired. The Company’s principal address is Mariano Otero Avenue 1249 B, six floor, Rinconada del Bosque, zip code 44530, Guadalajara, Jalisco, Mexico.

a.
Activities

The Company began operations on November 1, 1998. Prior to that date, the Company’s activities were carried out by Aeropuertos y Servicios Auxiliares (ASA), a Mexican Governmental agency, which was responsible for the operation of all public airports in Mexico.

In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Infrastructure, Communications and Transportation (SICT) (formerly called Ministry of Communications and Transportation) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic stockholder of the Company) for its interests in GAP. On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on the same date.

The term of the concession is 50 years as of November 1, 1998 and may be extended by the SICT on one or more occasions for up to 50 additional years under certain circumstances. Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SICT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law. As of January 1, 2024, this percentage increases to 9% in accordance with the decree issued by the Federal Government and notified to the Company on November 13, 2023.

Title to all of the long-term fixed assets within the airports is retained by the Mexican Government. Accordingly, upon expiration of the term of the concessions granted to the Company, the assets, including all of the improvements made to the airport facilities during the term of the concessions, shall automatically revert to the Mexican Government. Additionally, Auxiliary Services Agency (ASA) and other agencies of the Mexican Government maintain the rights to provide certain services such as air traffic control, fuel supply and immigration control.

On February 24, 2006, the Company made an initial public offering of its Series B shares, under which the Mexican Government, which held 85% of the voting common stock of the Company sold its 100% shares participation, both in the United States of America, via the New York Stock Exchange (NYSE) and in Mexico, via the Mexican Stock Exchange (BMV). Consequently, as of this date, the Company became a public entity in both Mexico and in the United States of America and is required to meet various legal obligations and regulations for public entities applicable in each country.

On April 20, 2015, the Company carried out a transaction for the acquisition of 100% of the shares of the Spanish company Desarrollo de Concesiones Aeroportuarias, S.L. (DCA). The transaction was fully paid on the same date. The acquisition was the result of a private and confidential bidding process among various participants, which concluded in favor of GAP. The total amount of the transaction was USD$192.0 million.

DCA has a 74.5% stake in MBJA, the entity that operates Sangster International airport in Montego Bay in Jamaica. MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 12, 2003. Vantage Airport Group Limited (Vantage) owns the remaining 25.5% stake in MBJA.

DCA also has a 14.77% stake in SCL Terminal Aéreo Santiago, S.A. (SCL), the operator of the international terminal in Santiago, Chile until September 30, 2015. On September 30, 2015, the concession to operate the Santiago de Chile airport expired, consequently, those assets were immediately returned to the Chilean government and the new operator without any significant incidents. Though SCL will no longer have operations, SCL must remain in effect for an additional year after the transfer. After that first year, SCL will remain in effect until its dissolution, which was confirmed on December 12, 2023.

On October 10, 2018, the Company through its subsidiary PACKAL, entered into a concession agreement with Airports Authority of Jamaica (AAJ), with which the authority guaranteed to PACKAL the right to rehabilitate, develop, operate and maintain NMIA for a period of 25 years with a possible extension of 5 years, as of October 10, 2019. In accordance with the terms of the concession agreement, the Company paid USD $7.1 million (USD $2.1 million to the International Finance Corporation (IFC) and USD $5.0 million to the AAJ). Once the operation begins, PACKAL is obliged to pay the AAJ a concession right of 62.01% of the total aeronautical and commercial revenues. All long-lived assets located in the NMIA are owned by AAJ. Upon the expiration of the term of the concession’s agreement granted to the Company, the assets, including all the improvements made to the airport facilities during the term of the concessions, will automatically revert in favor of AAJ.

b.
Significant events

–
On February 4, 2025, the Company issued 60 million long-term debt securities for Ps.6,000,000, under the communicating vessels modality. The issuance was carried out in two tranches: i) Ps.3,000,000 under the ticker symbol “GAP 25” at a variable interest rate of TIIE funding rate plus 50 basis points, with principal maturity on February 1, 2028, and ii) Ps.3,000,000 through the reopening of the issuance under ticker symbol “GAP22-2”, which will pay interest every 182 days at a fixed annual rate of 9.67%, with principal maturity on March 4, 2032. The proceeds from this issuance were allocated to the payment of Ps.3,000,000 of the bond certificates under ticker symbol “GAP 20”, as well as Ps.2,500,000 for the payment of the maturity of “GAP 21”, for an amount which was made on May 6, 2025, and Ps.00,000 to finance capital investments in compliance with the PMD of the Company's subsidiaries in Mexico.

–
On March 21, 2025, the Company refinanced its credit line with Banamex for USD$40.0 million, extending the maturity by an additional 6 months, with the same financial institution. Interest was paid monthly at a variable rate of SOFR plus 25 basis points, without fees, with principal repayment due on September 18, 2025.

–
On March 31, 2025, the Company extended the maturity date of its USD$60.0 million credit facility with The Bank of Nova Scotia and The Bank of Nova Scotia Jamaica Limited to October 4, 2029. The credit facility carries a monthly interest rate of SOFR plus 200 basis points and will be amortized in ten equal semiannual payments of $6.0 million. The extension of the credit facility generated a fee of USD$300,000.

–
At the Annual General Meeting of Shareholders held on April 24, 2025, the dividend decree was approved in favor of shareholders in the amount of Ps.16.84 pesos per share outstanding as of the payment date, excluding shares repurchased by the Company pursuant to Article 56 of the Securities Market Law. The first dividend payment of Ps.8.42 pesos per share was made on May 28, 2025, and the second payment of Ps.8.42 pesos per share was made on August 14, equivalent to Ps.4,254,436 for each installment.

–
At the Annual General Meeting of Shareholders held on April 24, 2025, the proposal to cancel the unexercised balance of the Share Repurchase Reserve, approved at the Ordinary General Meeting of Shareholders held on April 25, 2024, amounting to Ps.2,500,000, was approved. The maximum amount to be allocated to the repurchase of the Company's own shares or debt securities representing such shares, in the amount of Ps.2,500,000, was also approved for the 12-month period following April 24, 2025, in compliance with Article 56, Section IV of the Securities Market Law. No shares were repurchased from the amount approved for fiscal year 2025.

–
On May 30, 2025, a line of credit was obtained with Banamex for Ps.3,375,000, with a term of five years, generating interest at a variable rate of TIIE funding at 28 days plus 54 basis points, with payment of the principal at maturity. These resources were used to settle existing bank loans with Banco Nacional de México, S.A. (Banamex) for Ps.2,500,000 and BBVA de México, S.A. (BBVA) for Ps.875,000.

–
On August 22, 2025, the Company issued 85 million debt securities for a total of Ps.8,500,000. The issuance was carried out in two tranches under the communicating vessels modality. i) Ps.4,050,000, under the ticker symbol “GAP25-2” with interest payable every 28 days at a variable TIIE funding rate plus 48 basis points, the principal payment will be due at maturity on August 18, 2028, with an option for early amortization; ii) Ps.4,450,000, under the ticker symbol “GAP25-3” with interest payable every 182 days at a fixed rate of 9.02%, the principal payment will be due at maturity on August 15, 2031, with an option for early amortization. The resources obtained were used to finance capital investments, as well as to pay off the loan with Banco Santander for Ps.1,500,000, due on October 17, 2025.

–
On September 18, 2025, the Company refinanced its USD$40.0 million credit line due on that date with Banamex for a term of 5 years with that institution, with interest payable monthly at a variable rate of SOFR plus 81 basis points, with no additional fees. The principal repayment will be due at maturity on September 18, 2030.

–
On October 28, 2025, Hurricane Melissa hit the island of Jamaica, affecting Montego Bay Airport's infrastructure, which suffered some damage to the terminal building, its equipment, and operational areas. The airport suspended operations preventively on October 26, 2025, resuming them on November 1. As of December 31, 2025, Montego Bay Airport shows significant progress in the rehabilitation and acquisition of damaged equipment. The total estimated cost for repairing the facilities and replacing damaged equipment is estimated at USD $20.0 million, approximately, it is expected that they will be recovered in 2026 through the property insurance policy. The effects caused by the hurricane did not substantially affect the airport's operations, so they did not pose a risk to business continuity. In the case of Kingston Airport, the hurricane's impact was minor, so only a preventive closure of the facilities was required on October 25, resuming regular operations on October 29.

–
At the Ordinary and Extraordinary General Shareholders' Meeting held on December 11, 2025, the following was approved: (i) the provision of technical assistance and technology transfer services, which have been outsourced by our strategic partner since the beginning of our operations and which we consider fundamental to the efficient operation of our airports; and (ii) the Cross Border Xpress (CBX), a landside terminal located in San Diego, California, USA, which connects to the Tijuana International Airport via a pedestrian bridge, allowing for a fast, convenient, and secure border crossing. This business combination will be carried out through the merger of various entities into GAP, including, among others, Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP), our current strategic partner. As of the date of this financial statement, the merger has not been executed.